Identifiable intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balances – Beginning of the year	$ 90	$ 70
Additions	0	0
Impairment (loss) reversal	0	44
Recurring amortization expense	(23)	(38)
Impact of foreign exchange rate changes	(5)	14
Balances – End of the year	62	90
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balances – Beginning of the year	34,246	30,032
Additions	0	0
Impairment (loss) reversal	0	0
Recurring amortization expense	0	0
Impact of foreign exchange rate changes	(1,603)	4,214
Balances – End of the year	32,643	34,246
Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balances – Beginning of the year	34,156	29,962
Additions	0	0
Impairment (loss) reversal	0	(44)
Recurring amortization expense	23	38
Impact of foreign exchange rate changes	(1,598)	4,200
Balances – End of the year	$ 32,581	$ 34,156